Initial Public Offering (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Initial Public Offering (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 10
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Public offering, shares	23,000,000
Initial public offering, description	Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Public offering, shares	3,000,000